POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (96)
Remeasurements, recognized in other comprehensive income and equity	(499)	$ 297
Contributions by employees	31	32
Contributions by employer	134	177
Plan assets, end of year	(83)	(96)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	18
Interest income	5	(11)
Remeasurements, recognized in other comprehensive income and equity	(604)	223
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	298	18
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	3,198	2,791
Interest income	108	78
Remeasurements, recognized in other comprehensive income and equity	(604)	223
Contributions by employees	31	32
Contributions by employer	134	177
Benefits paid	(93)	(99)
Administrative expenses paid from plan assets	(4)	(4)
Plan assets, end of year	$ 2,770	$ 3,198